CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net income / (loss) attributable to the Company | $	$ 88		$ 473		$ 231
Adjustments to reconcile net income to net cash (used in) / provided by operating activities:
Depreciation of property, plant and equipment | $	60		61		55
Gain (loss) on sale/disposal of property, plant and equipment | $	(3)		0		(7)
Net gain on disposal of affiliate | $	(1,522)		0		0
Net gain on deemed disposal of affiliate | $	0		(128)		(24)
Non-controlling interests in (loss) of subsidiaries | $	(149)		(106)		(73)
Equity in loss / (profit) of affiliates | $	932		(831)		(1,002)
Deferred tax expense (credit) | $	34		28		16
Decrease / (increase) in current assets:
Receivables, net | $	(1,281)		585		107
Prepayments and other current assets | $	119		(194)		(116)
Contract assets | $	(705)		149		(199)
Inventories | $	95		(152)		213
Increase / (decrease) in current liabilities:
Accounts payable | $	1,220		507		119
Other payables and accrued expenses | $	249		(181)		632
Contract liabilities | $	(350)		644		0
Taxes payable | $	(132)		(203)		201
Net cash (used in) / provided by operating activities | $	(1,345)		652		153
Cash flows from investing activities:
Purchase of property, plant and equipment | $	(85)		(18)		(60)
Sales proceeds from disposal of property, plant and equipment | $	3		0		10
Dividend received from affiliates | $	276		290		249
Net proceeds on disposal of affiliate | $	4,889		0		0
Net cash provided by / (used in) investing activities | $	5,083		272		199
Cash flows from financing activities:
Dividend paid | $	(1,443)		0		0
(Decrease) / increase in bank borrowings | $	(97)		(623)		720
Net cash (used in) / provided by financing activities | $	(1,540)		(623)		720
Effect of exchange rate changes on cash and cash equivalents | $	(53)		116		8
Net increase / (decrease) in cash, cash equivalents and restricted cash | $	2,145		417		1,080
Cash, cash equivalents and restricted cash, beginning of year | $	4,452		4,035		2,955
Cash, cash equivalents and restricted cash, end of year | $	6,597		4,452		4,035
Cash breakdown
Cash and cash equivalents | $	3,380		3,380		3,751
Cash, cash equivalents and restricted cash, end of year | $	4,452		4,452		4,035
Cash and cash equivalents, beginning of year | $	3,380		3,751		2,480
Cash and cash equivalents, end of year | $	5,267		3,380		3,751
Supplemental disclosure of cash flow information:
Income taxes paid | $	0		203		70
Interest paid | $	7		11		13
Supplemental disclosure of non-cash activities:
Net gain on deemed disposal of affiliate | $	0		128		24
ZHEJIANG TIANLAN
Cash flows from operating activities:
Net income / (loss) attributable to the Company		¥ (26,227)		¥ 26,215		¥ 22,642
Adjustments to reconcile net income to net cash (used in) / provided by operating activities:
Depreciation of property, plant and equipment		11,755		12,647		14,144
Amortisation of intangible asset		152		152		575
Amortisation of land use right		149		149		149
Gain (loss) on sale/disposal of property, plant and equipment		0		0		15
Impairment loss on property, plant and equipment		33,500		0		0
Bad debts written off		13,946		0		0
Property, plant and equipment written off		6		0		0
Deferred tax expense (credit)		(7,969)		(405)		(1,337)
Other non-current asset		0		0		(17,512)
Decrease / (increase) in current assets:
Receivables, net		12,987		(15,418)		42,807
Prepayments and other current assets		1,403		9,890		(18,353)
Contract assets		18,262		(48,470)		26,859
Other tax receivables		0		215		(215)
Inventories		3,154		(2,012)		(994)
Increase / (decrease) in current liabilities:
Accounts payable		(20,785)		9,490		(59,042)
Other payables and accrued expenses		(3,295)		3,715		1,932
Other taxes payable		22		3,596		(933)
Income tax payable		(8,796)		1,520		2,268
Contract liabilities | $	$ (11,731)		$ 17,552		$ 8,476
Net cash (used in) / provided by operating activities		16,533		18,836		21,481
Cash flows from investing activities:
Purchase of intangible asset		(8)		0		(402)
Purchase of property, plant and equipment		(913)		(3,535)		(3,368)
Payment for long term investments		(111)		(1,991)		0
Sales proceeds from disposal of long term investments		133		0		0
Sales proceeds from disposal of subsidiaries		7,717		0		1,000
Sales proceeds from disposal of property, plant and equipment		121		249		1,100
Net cash provided by / (used in) investing activities		6,939		(5,277)		(1,670)
Cash flows from financing activities:
Proceeds from issuance of shares		2,450		7,800		3,360
(Decrease) / increase in bank borrowings		(53,000)		(48,000)		(70,000)
Proceeds from bank borrowings		65,000		56,000		50,000
Dividend paid to shareholders		(9,908)		(9,496)		(9,220)
(Repayment of) / proceeds from borrowings		(28,615)		(27,623)		3,959
Net cash (used in) / provided by financing activities		(24,073)		(21,319)		(21,901)
Cash breakdown
Cash and cash equivalents		25,785		25,785		33,545
Net (decrease) / increase in cash and cash equivalents		(601)		(7,760)		(2,090)
Cash and cash equivalents, beginning of year		25,785		33,545		35,635
Cash and cash equivalents, end of year		25,184		25,785		33,545
Supplemental disclosure of cash flow information:
Income taxes paid		9,843		4,961		4,245
Interest paid		¥ 2,924		¥ 1,966		¥ 1,577